7. Other Investments	12 Months Ended
Dec. 31, 2018
Other Investments [Abstract]
Note 7. Other Investments

In 2011, the Company established a single-member LLC to facilitate the purchase of federal NMTC through an investment structure designed by a local community development entity. The equity investment was fully amortized at December 31, 2017, and the Company exited the equity investment, including termination of its interest in the LLC, during the last quarter of 2018.The LLC did not conduct any business apart from its role in the NMTC financing structure. The NMTC equity investment generated federal income tax credits of $204,900 for the year ended December 31, 2017, with amortization expense of $195,572. The carrying value of the NMTC equity investment in the LLC was $1,000 at December 31, 2017, and is included in other assets in the consolidated balance sheets.

The Company purchases from time to time interests in various limited partnerships established to acquire, own and rent residential housing for low and moderate income residents of northeastern and central Vermont. The tax credits from these investments were $437,229 and $414,663 for the years ended December 31, 2018 and 2017, respectively. Expenses related to amortization of the investments in the limited partnerships are recognized as a component of income tax expense, and were $410,061 and $421,661 for 2018 and 2017, respectively. The carrying values of the limited partnership investments were $2,263,512 and $1,796,573 at December 31, 2018 and 2017, respectively, and are included in other assets.

The Bank has a one-third ownership interest in a non-depository trust company, CFSG, based in Newport, Vermont, which is held indirectly through CFS Partners, a Vermont LLC that owns 100% of the LLC equity interests of CFSG. The Bank accounts for its investment in CFS Partners under the equity method of accounting. The Company's investment in CFS Partners, included in other assets, amounted to $2,946,831 and $2,432,346 as of December 31, 2018 and 2017, respectively. The Company recognized income of $514,485 and $415,561 for 2018 and 2017, respectively, through CFS Partners from the operations of CFSG.